RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Accounts receivable related parties	$ 148,709	$ 130,415
Liabilities	1,025,979	1,010,258	$ 826,598
Nine Energy Service, Inc. [Member] | Coiled Tubing Equipment [Member]
Related Party Transaction [Line Items]
Payments to acquire property, plant, and equipment	800	1,200	800
Nine Energy Service, Inc. [Member] | Coiled Tubing Equipment, Products and Services [Member]
Related Party Transaction [Line Items]
Liabilities	200	500
Basin Holdings US LLC [Member]
Related Party Transaction [Line Items]
Payments to acquire property, plant, and equipment	600	700	2,100
Liabilities	200	100
Mubbadrah Group Entities [Member]
Related Party Transaction [Line Items]
Rental income to be paid on leases	300	200	200
Due from related parties	400	400
Heavy Equipment Manufacturing Trading LLC [Member] | GES [Member]
Related Party Transaction [Line Items]
Services charges	100	100	100
Accounts receivable related parties	600	500
Business Solutions LLC [Member] | Prime Business Solutions LLC [Member]
Related Party Transaction [Line Items]
Administrative service fee	300	500	$ 1,000
Maintenance fees payable	$ 1,100	$ 800